Note 4 - Collaboration Revenue - Schedule of Collaboration Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of contingently redeemable noncontrolling interests, net of issuance cost		$ 0	$ 5,233	$ 0
SEED Therapeutics Inc. [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Collaboration arrangement	$ 10,000		9,455
Proceeds from issuance of contingently redeemable noncontrolling interests, net of issuance cost			5,267
Fair value of the Forward (Note 16)			278
Total cash proceeds			$ 15,000